Financial Instruments - Summary of Obligations Due (Detail) - Liquidity risk [member] $ in Thousands	Apr. 30, 2018 CAD ($)
2018 [member]
Disclosure of reclamation obligations continuity [line items]
Trade and other payables	$ 4,774
2019 [member]
Disclosure of reclamation obligations continuity [line items]
Current portion of loan payable	1,334
2022 and beyond [member]
Disclosure of reclamation obligations continuity [line items]
Reclamation and closure obligations	$ 1,280